Loss Per Share (LPS) (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Aug. 16, 2024
Loss Per Share (LPS) [Abstract]
Warrants outstanding	41,188,202		14,391,141
Options and RSU outstanding		4,516,520